Annual Operating Expenses - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2025
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.30%